Loans and advances to central banks and credit institutions (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Financial assets held for trading	€ 125,458	€ 148,187	€ 146,346
Financial assets designated at fair value through profit or loss	34,782	31,609	45,043
Loans and receivables	903,013	840,004	836,156
Loans and advances
Disclosure of financial assets [line items]
Financial assets held for trading	10,511	12,725	7,433
Financial assets designated at fair value through profit or loss	30,364	27,665	40,696
Loans and receivables	885,470	826,767	825,249
Loans and advances - Central banks and credit institutions
Disclosure of financial assets [line items]
Total financial assets	77,430	76,687	82,530
Loans and advances - Central banks and credit institutions | Euro
Disclosure of financial assets [line items]
Total financial assets	23,286	24,278	42,666
Loans and advances - Central banks and credit institutions | Pound sterling
Disclosure of financial assets [line items]
Total financial assets	5,582	4,337	3,684
Loans and advances - Central banks and credit institutions | U.S. dollar
Disclosure of financial assets [line items]
Total financial assets	15,325	11,996	14,395
Loans and advances - Central banks and credit institutions | Brazilian real
Disclosure of financial assets [line items]
Total financial assets	28,140	32,013	20,341
Loans and advances - Central banks and credit institutions | Other currencies
Disclosure of financial assets [line items]
Total financial assets	5,097	4,063	1,444
Loans and advances - Central banks
Disclosure of financial assets [line items]
Loans and receivables	26,278	27,973	17,337
Time deposits	17,359	14,445	9,958
Reverse repurchase agreements	8,919	13,528	7,379
Total financial assets	26,278	27,973	17,337
Loans and advances - Credit institutions
Disclosure of financial assets [line items]
Financial assets held for trading	1,696	3,221	1,352
Financial assets designated at fair value through profit or loss	9,889	10,069	26,403
Loans and receivables	39,567	35,424	37,438
Time deposits	8,169	6,577	7,875
Reverse repurchase agreements	21,765	20,867	37,744
Non- loans advances	21,232	21,281	19,580
Impaired assets	4	4	13
Valuation adjustment for impairment	(18)	(15)	(19)
Total financial assets	51,152	48,714	65,193
Loans and advances - Credit institutions | Country risk
Disclosure of financial assets [line items]
Valuation adjustment for impairment	€ (10)	€ (12)	€ (12)